ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Summary of Effects of Variation in Prices of Price Index

	As of December 31,
Variation in Prices	2020	2021	2022
Annual	36.1%	50.9%	94.8%
Accumulated 3 years	209.2%	216.1%	300.3%

Summary of Subsidiaries Included in Consolidation Process

The following chart details the subsidiaries included in the consolidation process:

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2022		12/31/2021		12/31/2020
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.90	% (1)
IUDÚ Compañia Financiera S.A	Financial Company	99.90%		99.90%		99.90%
Tarjeta Automática S.A.	Credit Card	99.91%		99.99%		99.99%
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.F. e I.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Portal Integral de Inversiones S.A.U.	Representations	100.00%		100.00%		100.00%
IOL Holding S.A.	Financial Company	100.00%		100.00%		—%
Agente de Valores S.A.	Financial Company	100.00%		100.00%		—%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		100.00%
Bolsillo Digital S.A.U.	Fintech	100.00%		100.00%		100.00%
Supervielle Agente de Negociación S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Dólar IOL S.A.U.	Financial Company	100.00%		100.00%		100.00%
(1)	Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.87%, as of 12/31/2022, 12/31/2021 and 12/31/2020 respectively.

Summary of Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Item	12/31/2022	12/31/2021	12/31/2020
Cash and due from banks	48,399,468	63,452,161	107,832,923
Debt securities at fair value through profit or loss	5,610,509	20,265,790	5,494,141
Money Market Funds	390,860	3,410,049	2,713,997
Cash and cash equivalents	54,400,837	87,128,000	116,041,061

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Items	12/31/2022	12/31/2021	12/31/2020
Cash and due from Banks
As per Statement of Financial Position	48,399,468	63,452,161	107,832,923
As per the Statement of Cash Flow	48,399,468	63,452,161	107,832,923
Debt securities at fair value through profit or loss
As per Statement of Financial Position	22,384,677	38,486,623	29,025,766
Securities not considered a cash equivalents	(16,774,168)	(18,220,833)	(23,531,625)
As per the Statement of Cash Flow	5,610,509	20,265,790	5,494,141
Money Market Funds
As per Statement of Financial Position – Other financial assets	8,107,119	27,120,979	12,599,580
Other financial assets not considered a cash equivalents	(7,716,259)	(23,710,930)	(9,885,583)
As per the Statement of Cash Flow	390,860	3,410,049	2,713,997

Summary of reconciliation of financing activities

Reconciliation of liabilities from financing activities at December 31, 2022, 2021 and 2020 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2021	Inflows	Outflows	movements	12/31/2022
Unsubordinated debt securities	2,063,327	—	(1,501,918)	—	561,409
Financing received from the Argentine Central Bank and other financial institutions	12,179,537	167,932,069	(174,581,930)	—	5,529,676
Lease Liabilities	2,645,808	—	(2,545,549)	1,468,203	1,568,462
Total	16,888,672	167,932,069	(178,629,397)	1,468,203	7,659,547

		Cash Flows		Other non-cash
Items	12/31/2020	Inflows	Outflows	movements	12/31/2021
Unsubordinated debt securities	12,427,653	4,386,933	(14,751,259)	—	2,063,327
Subordinated debt securities	3,353,254	—	(3,353,254)	—	—
Financing received from the Argentine Central Bank and other financial institutions	17,207,143	63,017,533	(68,045,139)	—	12,179,537
Lease Liabilities	3,474,475	—	(4,727,463)	3,898,796	2,645,808
Total	36,462,525	67,404,466	(90,877,115)	3,898,796	16,888,672

		Cash Flows		Other non-cash
Items	12/31/2019	Inflows	Outflows	movements	12/31/2020
Unsubordinated debt securities	24,363,308	7,802,825	(19,951,590)	213,110	12,427,653
Subordinated debt securities	8,485,616	—	(5,216,762)	84,400	3,353,254
Financing received from the Argentine Central Bank and other financial institutions	36,096,182	43,731,367	(62,620,406)	—	17,207,143
Lease Liabilities	3,788,265	—	(4,016,850)	3,703,060	3,474,475
Total	72,733,371	51,534,192	(91,805,608)	4,000,570	36,462,525

Summary of impairment requirements on financial assets

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	(credit-impaired assets)
12 month- ECL	Lifetime ECL

Summary of risk rating matrix by industry

RISK RATING BY INDUSTRY
Agriculture	Low	Utilities (Power generation)	Medium
Food and Drinks	Low	Utilities (Trans. And dist. of energy)	Medium
Financial	Low	Chemicals and plastics	Medium
Supermarkets	Low	Auto Parts/Dealers	Medium
Utilities (water and waste)	Low	Cargo transportation	Medium
Oil and mining	Low	Construction	Medium
Pharmaceutical	Low	Art.Home	Medium
IT/Communications	Low	Insurance	Medium
Cleaning	Low	Paper, cardboard, wood, glass	Medium
Oil Industry	Low	Dairy industry	Medium
Wine industry	Low	Private construction	Medium
Citrus Industry	Low	Iron and steel industry	Medium
Automotive terminals	Low	Machinery and equipment	Medium
SGR	Low	Professionals	Medium
Others	Low	Home Appliances (Product.)	Medium
		Appliances (Commercial)	Medium
		Health	Medium
		Tourism and gastronomy	Medium
		Passenger Transport	Medium
		Refrigerators	Medium
		Sugar Industry	Medium
RISK RATING BY INDUSTRY
Public Construction	Medium
Textile	Medium
Real Etate	Medium
Sports	Medium
Entertaiment	Medium

Summary of groupings by shared risk characteristics

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans
Credit card loans
Overdrafts
Mortgage loans
Refinancing
Other financings
Corporate Banking	Probability of Default (PD) (2)	Small companies
Medium companies
Big companies
	Loss Given Default (LGD)	Financial Area
Secured loans
Unsecured loans
Consumer Finance	Probability of Default	Credit cards loans
Refinancing
Cash loans
Cash consumptions and directed loans
IUDU Automobile Loans
Tarjeta Automatica Personal loans
	Loss Given Default	Credit cards
Personal loans
Refinancing
IUDU Automobile Loans

(1)	For credit cards and personal loans, Grupo Supervielle includes an additional layer of analysis: senior citizens, high income, open market, high income payroll, non- high income open market, non-high income payroll, Personal and Business Banking, former senior citizens and former payroll

(2)	Probability of default within Corporate Banking is calculated by grouping clients based on the client size for Stage 1 facilities. For Stage 2 and Stage 3, Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to form a larger group.

Summary of Projected Evolution for Next Year of Main Macroeconomic Indicators

Parameter	Industry / Segment		Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
		Open Market	Exchange Rate	30.5%	19.4%	42.6%
			Private Sector Wage	74	81	66
		Income Payroll	Exchange Rate	30.5%	19.4%	42.6%
	Personal and Business Banking		Private Sector Wage	(9.0)%	2.3%	(19.0)%
			Exchange Rate	30.5%	19.4%	42.6%
Probability of Default		Senior Citizens	Private Sector Wage	74.4%	89.3%	59.6%
			Inflation Rate	91.0%	79.3%	103.4%
	Corporate Banking	All	Interest Rate	86.1%	77.5%	94.7%
			Monthly Economic Activity Estimator	144	150	138
			Private Sector Wage	(9.0)%	2.3%	(19.0)%
			Quantity of Private Sector Employment	74	81	66
	Consumer Finance	Consumer Finance	Loans	83%	91%	74%
		Consumer Finance Automobile secured	Monthly Economic Activity Estimator	144	150	138
			Exchange Rate	30.5%	91.0%	74.0%
	Supervielle Bank	All	Inflation Rate	91.0%	79.3%	103.4%
Loss Given Default		Consumer Finance	Inflation Rate	91.0%	79.3%	103.4%
	Consumer Finance		Interest Rate	86.1%	77.5%	94.7%
		Consumer Finance Automobile secured	Monthly Economic Activity Estimator	144.0	150.0	138.0
			Inflation Rate	91.0%	79.3%	103.4%

Summary of Scenario Probabilities

Scenario 1	60%
Scenario 2	20%
Scenario 3	20%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

December 31, 2022
Reported ECL Allowance	12,222,052
Gross carrying amount	247,813,250
Reported Loss rate	4.93%
ECL amount by scenarios
Favorable scenario	11,814,479
Unfavorable scenario	12,984,448

Loss Rate by scenarios
Favorable scenario	4.77%
Unfavorable scenario	5.24%

Summary of Useful Life of Property, Plant and Equipment

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Land	Not depreciated
Construction in progress	Not depreciated

Summary of movement in investment properties

	12/31/2022	12/31/2021
Income derived from rents (rents charged)	73,402	33,795
Direct operating expenses of properties that generated income derived from rents	(5,670)	(14,262)
Fair value remeasurement	(803,858)	(859,077)
Total	(736,126)	(839,544)

Summary of the main commissions earned
Commission	Frecuency of revenue recognition
Account maintenance	Monthly
Safe deposit boxes	Semi-annual
Issuing Bank	Event driven
Credit Card renewal	Annual
Check management	Event driven